Selling expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Selling Expenses [Line Items]
Schedule of selling expenses

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Transportation services	13,778	14,138	12,242
Canons and tributes	2,496	2,820	2,118
Shipping services and expenses	2,272	2,252	2,519
Personnel expenses	604	595	520
Laboratory analysis and tests	401	379	352
Other	671	643	782
	20,222	20,827	18,533

Sociedad Minera Cerro Verde S.A.A.
Disclosure of Selling Expenses [Line Items]
Schedule of selling expenses

This item is made up of as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)

Copper concentrate freight	145,597	100,475	89,241
Commissions	5,350	5,009	4,935
Cathode freight	3,831	1,960	2,019
Other	2,595	2,442	1,485

	157,373	109,886	97,680